Cover	Aug. 11, 2021	Aug. 07, 2020
Cover [Abstract]
Document Type		8-K
Amendment Flag		false
Document Period End Date		Aug. 07, 2020
File Number		333-216465
Registrant Name		VITASPRING BIOMEDICAL CO. LTD.
Entity Central Index Key		0001697884
Tax Identification Number		37-1836726
Incorporation State Country Code		NV
Address Line 1	400 Spectrum Center Dr
Address Line 2	1620
Address City Or Town		Irvine
Address State		CA
Address Postal Zip Code	92618
City Area Code		(949)
Local Phone Number		2029235
Written Communications	false
Soliciting material	false
Pre-commencement communication	false
PreCommencement Issuer Tender Offer	false
Entity Emerging Growth Company		false